Loans and Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Temporary Advance Arrangements	$ 77,000	$ 75,000
Total unfunded credit commitments	551,524	526,868
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	346,351	322,135
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	319,662	296,710
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	16	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unfunded credit commitments	205,173	204,733
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	33,498	34,621
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	41,431	43,309
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	101,895	98,904
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	28,349	27,899
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	7,833	7,378
Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	$ 18,840	$ 18,047
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial Real Estate Mortgage and Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		10.00%
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	7.00%	9.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	12.00%	13.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%	5.00%
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of Credit Outstanding, Amount	$ 1,100	$ 1,100
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%	2.00%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years